Investments (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value, participant directed	$ 326,316,320	$ 277,564,053
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value, participant directed	318,819,337	271,906,899
Total | Mutual funds and money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value, participant directed	317,541,573	269,589,475
Total | WillScot Holdings Corporation common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value, participant directed	1,277,764	2,317,424
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value, participant directed	318,819,337	271,906,899
Level 1 | Mutual funds and money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value, participant directed	317,541,573	269,589,475
Level 1 | WillScot Holdings Corporation common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value, participant directed	1,277,764	2,317,424
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value, participant directed	0	0
Level 2 | Mutual funds and money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value, participant directed	0	0
Level 2 | WillScot Holdings Corporation common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value, participant directed	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value, participant directed	0	0
Level 3 | Mutual funds and money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value, participant directed	0	0
Level 3 | WillScot Holdings Corporation common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value, participant directed	0	0
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value, participant directed	7,496,983	5,657,154
Fair Value Measured at Net Asset Value Per Share | Great Gray Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value, participant directed	$ 5,325,780	5,657,154
Percent of sssets in security-backed investment contracts	75.00%
Fair Value Measured at Net Asset Value Per Share | John Hancock Disciplined Value Mid Cap Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value, participant directed	$ 2,171,203	$ 0